Abby Incorporated

60 Auburn Bay Avenue

Calgary, Alberta T3M 0K7

August 5, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street

Washington DC

20549

Attention: Douglas Brown

Re: File No. 333-170918

Dear Sir,

We enclose our response to your comment letter of July 27, 2011

1.  We have noted this comment and have revised our disclosure through out the body of the document where applicable and have included page numbers and the disclosure in our responses.

2. We have noted this comment and have provided updated financial statement for the period ending May 31, 2011

3. We have noted this comment and have revised our disclosure in the summary section and through out the body of the document with the following.

“To date, we have advanced $18,000 for exploration work completed and to be performed on the Westrose Property. Currently, we have completed the Phase One portion of our exploration program which comprised of preliminary geological analysis and sampling for preliminary geochemical screening” Page 4

“To date, we have advanced $18,000 for exploration work completed and to be performed on the Westrose Property Currently, we have completed Phase One of our exploration program and are actively pursuing additional funds in order to commence and complete Phase Two of our program” Page 4

“Currently, we have completed Phase One of our exploration program, which comprised of preliminary geological analysis and sampling for preliminary geochemical screening, and are actively pursuing additional funds in order to commence and complete Phase Two of our program”.  Page 5

“ Currently, we have completed Phase One of our exploration program, which comprised preliminary geological analysis and sampling for preliminary geochemical screening, and are actively pursuing additional funds in order to commence and complete Phase Two of our program. We have expenditures of $18,722 due by October 31, 2011. If we fail to make and file the required expenditures or cash payments in lieu of expenditures we will lose title to the concession. To date, we have advanced the sum $18,000 For exploration work completed and to be performed on the Westrose concession, and have a balance of $10,182 left to spend on exploration by October 31, 2011.” Page 8

Business Development Page 25

“To date, we have advanced $18,000 for exploration work completed and to be performed on the Westrose Property. of which phase one is completed which comprised preliminary geological analysis and sampling for preliminary geochemical screening. A portion of Phase Two has been advanced, although we have not commenced Phase Two of our exploration program,  and have a balance of $10,182 to be paid on or before October 31, 2011 in order to commence and complete Phase Two. We are currently seeking additional funding to fulfill our obligations on the Westrose Property in order to transfer and retain title.”  Page 25

“To date, we have advanced $18,000 for exploration work completed and to be performed on the Westrose Property. Currently, we have completed Phase One of our exploration program which comprised of preliminary geological analysis and sampling for preliminary geochemical screening, and are actively pursuing additional funds in order to commence and complete Phase Two of our program.   We presently owe the total sum of $10,182 to be paid by October 31, 2011 in order to fulfill our commitment on Phase Two exploration program and to transfer and retain title.” Page 26

“We have conducted the first phase of our four phase exploration program which was completed in June 2011. This Phase One exploration program cost approximately $9,460. A Geologist and assistant covered the whole of the concession and surrounding area and analyzed the information gathered and did preliminary sampling for geochemical screening. The results obtained from the Phase One exploration program will be assembled, interpreted and we will review the results. As of August 5, 2011 the company has advanced the sum of $18,000.00 USD which covered the costs of Phase One and a portion of Phase Two.” Page 29

“The sum of $18,000.00 was advanced to American Dev. Corp. for exploration work completed on Phase One and for a portion of the cost of Phase Two. We will need to raise further funds to complete Phase Two, either by private placement or loans to the company.  We are actively pursuing additional funding in relation to our ongoing exploration efforts and anticipate spending approximately $108,042 during the next year on exploration of the Westrose property.”  Page 30

“To date, we have advanced $18,000 for exploration work completed and to be performed on the Westrose Property, of which we have completed Phase One which comprised preliminary geological analysis and sampling for preliminary geochemical screening, and have advanced funds for a portion of Phase Two. “       Page 33

4. We have noted this comment and have revised our disclosure in this section to reflect the following changes.

“We have conducted the first phase of our four phase exploration program which was completed in June 2011. This Phase One exploration program cost approximately $9,460. A Geologist and assistant covered the whole of the concession and surrounding area and analyzed the information gathered and did preliminary sampling for geochemical screening. The results obtained from the Phase One exploration program will be assembled, interpreted and we will review the results. As of August 5, 2011 the company has advanced the sum of $18,000.00 USD which covered the costs of Phase One and a portion of Phase Two.” Page 29 “

The sum of $18,000.00 was advanced to American Dev. Corp. for exploration work completed on Phase One and for a portion of the cost of Phase Two which has not yet commenced. We will need to raise further funds to complete Phase Two, either by private placement or loans to the company.  We are actively pursuing additional funding in relation to our ongoing exploration efforts and anticipate spending approximately $108,042 during the next year on exploration of the Westrose property.”  Page 30

“To date, we have advanced $18,000 for exploration work completed and to be performed on the Westrose Property, of which we have completed Phase One which comprised preliminary geological analysis and sampling for preliminary geochemical screening, and have advanced funds for a portion of Phase Two which has not yet commenced.“     Page 33

We trust that our responses are adequate and look forward to any further comments that you might have.

Sincerely,

Abby, Inc.

/s/Don Thompson

 President